OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2018
Other Long-Term Assets [Abstract]
OTHER LONG-TERM ASSETS
14. OTHER LONG-TERM ASSETS

As at	December 31, 2018	December 31, 2017
Investments in equity securities	$141,781	$100,109
Warrant investments	1,209	12,754
NSR Royalty from Stawell Mine sale (note 29)	1,003	1,138
Deposits and other[1]	21,099	4,479
	$165,092	$118,480

[1] Deposits and other includes prepaid expenses for other long-term assets.

Investments in equity securities

Changes in the investments in equity securities for the years ended December 31, 2018 and 2017 are as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Balance, beginning of year	$100,109	$5,885
Acquisition of investments	66,124	69,171
Disposition of investments	(525)	(5,772)
Unrealized and realized gain (loss)	(13,316)	30,249
Foreign currency translation	(10,611)	576
Investments in equity securities, end of year	$141,781	$100,109

The fair value of the investments and warrants held as at December 31, 2018 and December 31, 2017 are as follows:

Investments in equity securities	Shares	Fair value as at December 31, 2017	Purchase/(sales)	Transfers	Unrealized and realized gain/(loss)	Foreign currency translation	Fair value as at December 31, 2018
Bonterra Resources Inc.	4,460,629	$8,274	$1,773	$5,598	($6,423)	($750)	$8,472
Metanor Resources Inc.	—	6,863	—	(5,598)	(1,073)	(192)	—
Osisko Mining Inc.	32,627,632	—	47,767	—	28,652	(2,967)	73,452
Novo Resources Corp.	29,830,268	76,141	16,120	—	(31,752)	(6,260)	54,249
Other		8,831	(61)	—	(2,720)	(442)	5,608
Total		$100,109	$65,599	$—	($13,316)	($10,611)	$141,781

Warrant investments	Warrants	Valuation technique	Fair value as at December 31, 2017	Transfers	Unrealized and realized gain/(loss)	Foreign currency translation	Fair value as at December 31, 2018
Bonterra Resources Inc.	613,607	Black Scholes	—	194	(171)	(4)	19
Metanor Resources Inc.	—	—	938	(194)	(726)	(18)	—
Novo Resources Corp.	14,000,000	Barrier Option Pricing	10,624	—	(9,023)	(574)	1,027
Other	—	Black Scholes	1,192	—	(972)	(57)	163
Total			$12,754	$—	($10,892)	($653)	$1,209

The inputs used to value the warrant investments as of December 31, 2018 are as follows:

Input	De Grey Mining Ltd.	Bonterra Resources Inc. first tranche	Bonterra Resources Inc. second tranche	Novo Resources Corp.
Closing share price (C$)	$0.12	$2.59	$2.59	$2.48
Exercise price (C$)	$0.19	$5.61	$5.61	$6.00
Remaining life of the warrants (years)	0.92	0.30	0.97	1.69
Volatility	49.65%	69.08%	60.74%	50.04%
Risk-free interest rate	1.86%	1.86%	1.86%	1.86%
Barrier (C$)	—	—	—	$12.00
Rebate (C$)	—	—	—	$6.00

In September 2018, Bonterra Resources Inc. (“Bonterra”) completed a plan of arrangement with Metanor Resources Inc. (“Metanor”), pursuant to which Bonterra acquired all of the issued and outstanding common shares of Metanor (the “Bonterra Arrangement”) on the basis of 1.6039 Bonterra shares for each Metanor share held (the “Exchange Ratio”). Prior to the completion of the Bonterra Arrangement, the Company held common shares of Bonterra and common shares and share purchase warrants of Metanor. Following the completion of the Bonterra Arrangement, the Company held 37,540,290 common shares of Bonterra and 6,136,072 share purchase warrants to acquire an additional 9,841,646 common shares of Bonterra based on the Exchange Ratio of 1.6039. In November 2018, Bonterra completed a share consolidation on a 10:1 basis. Following the share consolidation, on November 8, 2018, the Company acquired an additional 706,600 common shares of Bonterra at a purchase price of C$3.30 totaling C$2,332 (US$1,773). As a result the Company now holds 4,460,629 shares of Bonterra. The investment in common shares of Bonterra has been classified as FVOCI in accordance with IFRS 9.

On August 10, 2018, the Company acquired an 8.58% interest (17,921,750 common shares) in the shares of Osisko Mining Inc. ("Osisko") at a purchase price of C$2.08 per share for aggregate considerations including transactions costs, totaling C$37,456 (US$28,564). On September 17, 2018, the Company acquired an additional 5% interest (14,705,882 common shares) in the shares of Osisko at a purchase price of C$1.70 per share totaling C$25,000 (US$19,203). The investment has been classified as FVOCI in accordance with IFRS 9.

On May 29, 2018, the Company acquired an additional 4,000,000 common shares of Novo Resources Corp. at a purchase price of C$5.00 per share and transaction costs totaling C$20,900 (US$16,120). The investment has been classified as FVOCI in accordance with IFRS 9.